Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		$ 54,063
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		18.80
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		$ 40,199
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		12.40
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		$ 94,262
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		16.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		$ (15,000)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		20.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		$ 1,579,582
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		5.60
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		$ (30,263)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		25.60
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		$ 1,628,581
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		5.60
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 94,262
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	16.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	$ (15,000)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	20.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	$ 1,579,581
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	5.60
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	$ (30,262)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	25.60
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	$ 1,628,581
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	5.74
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	$ 479,757
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	4.84
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	$ (585,709)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	4.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	$ (14,611)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16	9.82
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	$ 1,508,018
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	5.10